SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of an Asset [Table Text Block]
Estimated useful lives are as follows, taking into account the assets' estimated residual value:

Classification	Estimated useful life

Furniture, fixtures and equipment	5 years

Leasehold improvements	3 years

Computer trading and clearing system	5 years

Estimated useful lives are as follows, taking into account the assets' estimated residual value:

Classification	Estimated useful life
Furniture, fixtures and equipment	5 years
Leasehold improvements	3 years
Computer trading and clearing system	5 years